BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net (loss) / income	$ (8,824,212)	$ (4,372,359)	$ (845,772)	$ (95,074)	$ (14,137,417)	$ 26,133,088	$ 57,620,552
Basic and diluted weighted average outstanding shares					59,540,872	58,543,076	56,297,652
(Net loss)/Earnings per common stock:
Basic	$ (0.15)	$ (0.07)	$ (0.01)		$ (0.24)	$ 0.45	$ 1.02
Diluted	$ (0.15)	$ (0.07)	$ (0.01)		$ (0.24)	$ 0.45	$ 1.02